Land Use Rights, Net - Schedule of Amortization Expenses For Future Periods (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
2021	¥ 34,400
2022	34,400
2023	34,400
2024	34,400
2025	34,400
Thereafter	828,467
Total expected amortization expenses	¥ 1,000,467